Operating segments - Geographical information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net revenues	$ 81,699,068	$ 68,792,002	$ 61,655,245
Non-current biological assets	2,358,137	1,991,530	1,818,911
Property, plant and equipment, net	21,763,402	19,733,822	18,556,646
Goodwill	1,688,607	1,650,716	1,578,994	$ 1,631,771
Intangible assets	704,374	753,224	772,640
Domestic poultry [member]
Disclosure of operating segments [line items]
Net revenues	51,287,149	41,835,033	38,778,025
Non-current biological assets	1,420,262	1,185,308	1,058,126
Property, plant and equipment, net	17,602,324	14,659,461	13,799,774
Goodwill	212,833	212,536	212,833
Intangible assets	0	0
Foreign poultry [member]
Disclosure of operating segments [line items]
Net revenues	20,490,145	19,573,023	16,931,735
Non-current biological assets	888,315	806,222	760,785
Property, plant and equipment, net	2,341,373	2,486,944	2,641,077
Goodwill	1,387,759	1,349,868	1,278,145
Intangible assets	704,374	753,224	772,640
Operation between geographical segments [Member]
Disclosure of operating segments [line items]
Net revenues	(129,567)	(84,203)	(56,733)
Non-current biological assets		0	0
Property, plant and equipment, net	0	0	0
Goodwill	0	0	0
Intangible assets	0	0	0
Total [Member]
Disclosure of operating segments [line items]
Net revenues	71,647,726	61,323,853	55,653,027
Non-current biological assets	2,308,577	1,991,530	1,818,911
Property, plant and equipment, net	19,943,697	17,146,405	16,440,851
Goodwill	1,600,592	1,562,404	1,490,978
Intangible assets	$ 704,374	$ 753,224	$ 772,640